Incorporated herein by reference is a supplement to the prospectus of MFS Global Alternative Strategy Fund, a series of MFS Series Trust XV (File No. 002-96738), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 12, 2018 (SEC Accession No. 0000912938-18-000534).